Subsequent events	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Subsequent Events [Abstract]
Subsequent events
26.	Subsequent events
(a) Cooperation with Wuhan Economic & Technological Development Zone Management Committee (“Wuhan ETDZ Committee”)
On April 8, 2021, the Group entered into an investment agreement with Wuhan ETDZ Committee, a local government authority in Wuhan. Pursuant to the investment agreement, Wuhan ETDZ Committee agrees to support the Group’s construction of a new Smart EV manufacturing base and R&D center in Wuhan Economic & Technological Development Zone.

(b) Investment in a business related to intelligent robot
The Group completed the acquisition of a company in April 2021 to acquire its 19.9% equity interest for a total cash consideration of RMB19,900.
(c) Acquisition of a company primarily engaged in the land surface mobile surveying and mapping
On May 20, 2021, the Group entered into a restructuring agreement to acquire 100% of the equity interest of a company who is primarily engaged in the operation of land surface mobile surveying and preparing true three-dimensional maps and navigation electronic maps and possesses Surveying and Mapping Qualification Certificate with cash consideration of RMB250 million.

26. Subsequent events
(a) Investment in a business related to flight vehicles
In September 2020, the Group entered into a strategic investment agreement with a company to acquire its 19.9% equity interest for a total cash consideration of RMB24,492. The Group completed the acquisition in January 2021.
(b) Equity Financing from Guangdong Utrust Industrial Investment Fund Partnership (“Guangdong Utrust”)
Pursuant to the share purchase agreement, dated March 12, 2021, signed among Chengxing, Chengxing’s shareholders and Guangdong Utrust, Guangdong Utrust will subscribe for additional shares issued by Chengxing at a consideration of RMB 500 million. Immediately after the share subscription, Guangdong Utrust will hold equity interest of 0.3067% in Chengxing.
(c) Equity Financing from Guangzhou GET Investment Holdings Co., Ltd. (“Guangzhou GET Investment”)
Pursuant to the share purchase agreement, dated March 31, 2021, signed among Chengxing, Chengxing’ shareholders and Guanghzhou GET Investment, Guangzhou GET Investment will subscribe for additional shares issued by Chengxing at a consideration of RMB1,000 million. Immediately after the share subscription, Guangzhou GET Investment will hold equity interest of 1.0640% in Chengxing.
(d) Cooperation with Wuhan Economic & Technological Development Zone Management Committee (“Wuhan ETDZ Committee”)
On April 8, 2021, the Group entered into an investment agreement with Wuhan ETDZ Committee, a local government authority in Wuhan. Pursuant to the investment agreement, Wuhan ETDZ Committee agrees to support the Group’s construction of a new Smart EV manufacturing base and R&D center in Wuhan Economic & Technological Development Zone.